Schedule of Warrants Outstanding and Exercisable (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Range of Exercise Price	$ 1.00
Number of Warrants Outstanding	345,400
Weighted Average Remaining Contractual Life (in Years)	5 years
Weighted Average Exercise Price, Warrants Outstanding	$ 1.00
Number of Warrants Exercisable	345,400
Weighted Average Exercise Price, Warrants Exercisable	$ 1.00